Leases - Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease cost
Right of use assets obtained in exchange for new operating lease liabilities	$ 2,108	$ 2,111	$ 314
Right of use assets terminated in exchange for operating lease liabilities, net	(1,916)
ASU 2016-02
Lease cost
Operating lease cost	4,655	4,512	4,718
Variable lease cost	5,291	3,921	5,022
Short-term lease cost	379	363	65
Total lease cost	10,325	8,796	9,805
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	4,537	4,859	4,736
Right of use assets obtained in exchange for new operating lease liabilities	2,108	$ 2,111	$ 314
Right of use assets terminated in exchange for operating lease liabilities, net	$ (1,916)
Weighted average remaining lease term (in years)	1 year 3 months 18 days	2 years 3 months 18 days	3 years 1 month 6 days
Weighted average discount rate	6.61%	5.13%	4.86%